CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical)	Oct. 31, 2018 USD ($) $ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value per share | $ / shares	$ 0.001
Common stock, shares authorized	600,000,000
Common stock, shares issued	113,914,000
Common stock, shares outstanding	113,914,000
Discount | $	$ 291,687